Significant Related Party Transactions (Detail)	1 Months Ended	12 Months Ended																	12 Months Ended						1 Months Ended	12 Months Ended
	Apr. 30, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2013 Shanghai Jiante Biotechnology Co. Ltd. USD ($)	Dec. 31, 2013 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2012 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd. CNY	Dec. 31, 2013 Giant Investment Co., Ltd. USD ($)	Dec. 31, 2013 Giant Investment Co., Ltd. CNY	Dec. 31, 2013 China Minsheng Banking Corp Ltd USD ($)	Dec. 31, 2013 China Minsheng Banking Corp Ltd CNY	Dec. 31, 2013 Investment in Minsheng Royal Asset Management USD ($)	Dec. 31, 2013 Investment in Minsheng Royal Asset Management CNY	Dec. 31, 2013 Shanghai Juxian Network Technology Co Ltd Technical Services USD ($)	Dec. 31, 2013 Shanghai Juxian Network Technology Co Ltd Technical Services CNY	Dec. 31, 2011 Shanghai Juxian Network Technology Co Ltd Technical Services CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Technical Services CNY	Dec. 31, 2013 Shanghai Tonghua Network Technology Co Ltd USD ($)	Dec. 31, 2013 Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co., Ltd. CNY	Dec. 31, 2011 Beijing Giant Zhengtu Network Technology Co., Ltd. CNY	Dec. 31, 2013 Shanghai Focus Media Defeng Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Focus Media Defeng Co., Ltd. CNY	Dec. 31, 2011 Shanghai Jiante Biotechnology Co. Ltd. [Member] CNY		Aug. 31, 2011 Union Sky Holding Group Limited CNY	Dec. 31, 2011 Union Sky Holding Group Limited CNY
Related Party Transaction [Line Items]
Rental fee		$ (1,982,259)	(12,000,000)	(12,000,000)	(12,000,000)
Acquisition of Juxiao Estate		(132,151)	(800,000)			(2,510,861)	(15,200,000)
Investment in related party								(5,809,340)	(35,168,000)	(157,259,197)	(952,000,000)
Service fee paid												(330,376)	(2,000,000)	3,039,202	6,000,000
Loan to Tonghua Network																991,129	6,000,000	6,000,000
Royalty fee charged																			(5,293,601)	(21,631,256)
Marketing expense charged																					(237,475)	(1,437,600)
Prepayment to Jiante Biotechnology	(958,800,000)																						(958,800,000)	[1]
Repayment from Union Sky																										958,800,000	[1]
Interest income from Union Sky																									21,471,866	21,471,866	[1]

[1]	In April 2011, the Group made a prepayment to Jiante Biotechnology, for a commitment to invest RMB958,800,000 in Sunshine Insurance Group Corporation, Ltd., a privately held insurance company. Due to investor sentiment, regulatory and other considerations, the Group subsequently unwound the transaction in August 2011 by transferring the commitment to Union Sky for the full amount of the prepayment plus accrued interest of RMB21,471,866, which was accrued from April through August 2011. Both of these amounts were settled in cash in September, 2011.